[LINDQUIST & VENNUM P.L.L.P. LETTERHEAD]
Thomas G. Lovett iv
(612) 371-3270
tlovett@lindquist.com
October 22, 2007
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
     Re: RTW, Inc.
Ladies and Gentlemen:
     On behalf of RTW, Inc. (“RTW”), we have transmitted for filing via EDGAR pursuant to Rule 14a-6(a) of Regulation 14A and Section 232.101 of Regulation S-T preliminary forms of the Company’s:
(i)	Letter to RTW shareholders;

(ii)	Notice of special meeting of shareholders; and

(iii)	Preliminary proxy statement for the special meeting (including appendices).
     These preliminary proxy materials will be furnished to shareholders of RTW for a special meeting of shareholders that will be scheduled immediately following completion of the staff’s review. Pursuant to Rule 14a-4(a), we have also filed the form of proxy to be furnished to shareholders.
     At the special meeting, RTW intends to seek shareholder approval for an Agreement and Plan of Merger dated as of September 20, 2007 (the “Merger Agreement”) among Rockhill Holding Company, Rockhill Acquisition Corporation and RTW. Under the Merger Agreement, Rockhill Acquisition Corporation will be merged into RTW, with RTW surviving and becoming wholly owned by Rockhill Holding Company. As described in the preliminary proxy statement, the Merger Agreement provides for RTW’s shareholders to receive $12.45 in cash per share of common stock, subject to dissenters’ rights.
     Pursuant to Rule 14a-6(m), also transmitted via EDGAR is a cover page for the proxy statement. The maximum aggregate value of the transaction is $67,570,000, and a filing fee of $2074.39 pursuant to Rule 0-11 has been wired to the U.S. Treasury Depository at Mellon Bank in Pittsburgh, Pennsylvania.
     RTW believes this is not a “going private transaction” within the meaning of Rule 13e-3. As a condition to closing, Rockhill is requiring that each of five executives of RTW enter into customary employment arrangements.
     If you have any questions regarding any aspect of the transaction or the proxy statement, feel free to call Thomas G. Lovett at 612.371.3270 or Jonathan Levy at 612.371.2412.

Very truly yours LINDQUIST & VENNUM, P.L.L.P.
By	/s/ Thomas G. Lovett, IV
Thomas G. Lovett, IV